Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	51,588,958	49,086,326	48,336,326
Common stock, shares outstanding	51,588,958	49,086,326	48,336,326
Series A Convertible Preferred Stock [Member]
Preferred stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	401,000	401,000	401,000
Preferred stock, shares issued	1,000	1,000	1,000
Preferred stock, shares outstanding	1,000	1,000	1,000
Series B Convertible Preferred Stock [Member]
Preferred stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	75,000	75,000	75,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0